Loans payable (Disclosure of detailed information about Director loans) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Unrealized foreign exchange	$ (49,193)	$ 270,644	$ 15,966
Director Loans [Member]
Disclosure of detailed information about borrowings [line items]
Principal opening balance	257,742	343,796
Net repayments	0	(104,248)
Unrealized foreign exchange	(6,051)	18,194
Principal ending balance	$ 251,691	$ 257,742	$ 343,796